Derivative Instruments (Details 5) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Derivatives Assets and Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	$ 11,368,245	$ 25,510,118
Gross Amounts Not Offset in the Statement of Financial Condition, Net Amount	11,368,245	25,510,118
Bank of America N.A.
Derivatives Assets and Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	207,217	650,256
Gross Amounts Not Offset in the Statement of Financial Condition, Net Amount	207,217	650,256
Deutsche Bank AG
Derivatives Assets and Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition		50,666
Gross Amounts Not Offset in the Statement of Financial Condition, Net Amount		50,666
Jefferies Bache, LLC
Derivatives Assets and Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	4,107,099	13,602,999
Gross Amounts Not Offset in the Statement of Financial Condition, Net Amount	4,107,099	13,602,999
Newedge USA, LLC
Derivatives Assets and Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	1,285,569	932,133
Gross Amounts Not Offset in the Statement of Financial Condition, Net Amount	1,285,569	932,133
R.J. O'Brien & Associates, LLC
Derivatives Assets and Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition		2,564,953
Gross Amounts Not Offset in the Statement of Financial Condition, Net Amount		2,564,953
UBS Securities LLC
Derivatives Assets and Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	5,768,360	7,709,111
Gross Amounts Not Offset in the Statement of Financial Condition, Net Amount	$ 5,768,360	$ 7,709,111